ProFund VP Short Nasdaq-100 Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq-100® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.02%	15.30%	19.70%
Nasdaq Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.14%	13.35%	17.66%
None
Prospectus [Line Items]
Average Annual Return, Percent			(15.80%)	(13.57%)	(18.48%)
Performance Inception Date		May 01, 2002

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.